SUBSEQUENT EVENTS (Details) - Disposal of major subsidiary [member] $ in Millions	Jan. 14, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest disposed	100.00%
Total consideration	$ 6
Consideration receivable on closing	2
Consideration receivable remaining amount to be received in installments over 2 years	$ 4
Term of remaining consideration receivable	2 years
Contingent consideration	$ 11
NSR royalty, percentage	1.00%
Term of NSR royalty	5 years